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January 21, 2005


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD FLORIDA TAX-FREE FUNDS (THE "TRUST")
     FILE NO.  33-48783
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Commissioners:

Enclosed is the 19th Post-Effective Amendment to the registration statement on Form N-1A for the Vanguard Florida Tax-Free Funds (the "Trust"). The purposes of this Amendment are to: (1) comply with new Form N-1A requirements concerning policies related to market timing, fair value pricing, and disclosure of portfolio holdings; and (2) include a number of non-material editorial changes.

     Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on March 22, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on March 22, 2005.

  If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.


Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:     Christian Sandoe, Esq.
        U.S. Securities and Exchange Commission